DISAGGREGATION OF REVENUE: - Revenue by Geographic Area (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) customer
Disaggregation of Revenue [Line Items]
Total revenue	$ 372,450	$ 254,749
Total revenue | Customer concentration risk | Customer One
Disaggregation of Revenue [Line Items]
Number of customers | customer		1
Concentration risk (as a percent)		12.00%
United States
Disaggregation of Revenue [Line Items]
Total revenue	129,812	$ 91,778
EMEA
Disaggregation of Revenue [Line Items]
Total revenue	101,952	56,642
APAC
Disaggregation of Revenue [Line Items]
Total revenue	81,732	41,612
Ireland
Disaggregation of Revenue [Line Items]
Total revenue	37,532	49,969
Israel
Disaggregation of Revenue [Line Items]
Total revenue	9,682	8,281
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,740	$ 6,467